CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock	Preferred Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2012	$ 3,132		$ 7,783	$ 21,428	$ (1,871)	$ 30,472
Balance (in shares) at Dec. 31, 2012	5,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				1,482		1,482
Other comprehensive income					1,037	1,037
Balance at Dec. 31, 2013	3,132		7,783	22,910	(834)	32,991
Balance (in shares) at Dec. 31, 2013	5,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				2,526		2,526
Common Stock Issuance	1,775		7,643			9,418
Common Stock Issuance, Shares	2,840
Preferred Stock Issuance		4,184	2,754			6,938
Preferred Stock Issuance, Shares		2,092
Other comprehensive income					929	929
Balance at Dec. 31, 2014	$ 4,907	$ 4,184	$ 18,180	$ 25,436	$ 95	$ 52,802
Balance (in shares) at Dec. 31, 2014	7,851	2,092